ACQUISITIONS (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill	$ 26,886,563	$ 26,107,146	$ 1,850,000
Wholesale
Issuance of shares	6,652,512
Cash paid	12,353,941
Total purchase price	19,006,453
Cash	183,846
Accounts receivable	5,130,788
Inventory	47,639,354
Prepaid expenses	186,659
Property & equipment	617,422
Due from related party	0
Other Assets	1,026,203
Estimated fair value of assets	54,784,272
Accounts payable and other	8,144,040
Floor plan liability	49,988,553
Due to related party	720,000
Estimated fair value of liabilities assumed	58,852,593
Excess of (liabilities over assets) assets over liabilities	(4,068,321)
Goodwill	23,074,774
Total	19,006,453
Express
Issuance of shares	0
Cash paid	4,000,000
Total purchase price	4,000,000
Cash	774,844
Accounts receivable	2,663,077
Inventory	0
Prepaid expenses	59,377
Property & equipment	14,702
Due from related party	720,000
Other Assets	0
Estimated fair value of assets	4,232,000
Accounts payable and other	1,079,509
Floor plan liability	0
Due to related party	0
Estimated fair value of liabilities assumed	1,079,509
Excess of (liabilities over assets) assets over liabilities	3,152,491
Goodwill	847,509
Total	$ 4,000,000